INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
The movements of the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2018	Recognized in Earnings	Recognized in Other Comprehensive Income	Acquisition	Equity	Other	Balance at December 31, 2019
Deferred income tax assets
Derivative financial instruments	(18)	5	—	—	—	—	(13)
Employee benefits	9	(1)	1	—	—	—	9
Share-based payments	26	(2)	—	—	—	—	24
Provisions	156	29	—	20	—	—	205
Benefit of loss carryforwards	153	256	—	13	—	(22)	400
Other deductible temporary differences	68	(39)	—	2	(3)	—	28

Deferred income tax liabilities
Property, plant and equipment	1,660	301	—	136	—	8	2,105
Intangible assets	118	(14)	—	180	—	—	284
Investments in equity accounted investees	1,262	(155)	—	—	—	—	1,107
Taxable limited partnership income deferral	122	(46)	—	—	—	—	76
Other taxable temporary differences	6	(12)	—	—	—	(7)	(13)
Total deferred tax liabilities	2,774	(174)	(1)	281	3	23	2,906

($ millions)	Balance at December 31, 2017	Recognized in Earnings	Recognized in Other Comprehensive Income	Acquisition	Equity	Other	Balance at December 31, 2018
Deferred income tax assets
Derivative financial instruments	11	(29)	—	—	—	—	(18)
Employee benefits	7	—	2	—	—	—	9
Share-based payments	21	5	—	—	—	—	26
Provisions	153	3	—	—	—	—	156
Benefit of loss carryforwards	180	(33)	—	(7)	—	13	153
Other deductible temporary differences	56	16	—	—	(4)	—	68

Deferred income tax liabilities
Property, plant and equipment	1,361	299	—	—	—	—	1,660
Intangible assets	198	(80)	—	—	—	—	118
Investments in equity accounted investees	1,173	89	—	—	—	—	1,262
Taxable limited partnership income deferral	56	66	—	—	—	—	122
Other taxable temporary differences	16	(18)	—	—	—	8	6
Total deferred tax liabilities	2,376	394	(2)	7	4	(5)	2,774

Pembina's consolidated statutory tax rate for the year ended December 31, 2019 was 26.7 percent (2018: 27.0 percent).
Reconciliation of Effective Tax Rate

For the years ended December 31
($ millions, except as noted)	2019	2018
Earnings before income tax	1,528	1,742
Statutory tax rate	26.7%	27.0%
Income tax at statutory rate	408	470
Tax rate changes and foreign rate differential	(359)	(16)
Changes in estimate and other	(16)	9
Permanent items	3	1
Income tax expense	36	464

In the second quarter of 2019, the enactment of Bill 3 Job Creation Tax Cut Act ("Alberta Corporate Tax Amendment") reduced the corporate income tax rate from 12 percent to eight percent over a four-year period which resulted in a deferred income tax recovery of $305 million.
Income Tax Expense

For the years ended December 31
($ millions)	2019	2018
Current tax expense	210	70
Deferred tax expense
Origination and reversal of temporary differences	393	368
Tax rate changes on deferred tax balances	(345)	(1)
(Increase) decrease in tax loss carry forward	(222)	27
Total deferred tax (recovery) expense	(174)	394
Total income tax expense	36	464

Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2019	2018
Share issue costs	(3)	(4)
Other comprehensive income (loss)	1	2
Deferred tax items recovered directly in equity	(2)	(2)

Pembina has temporary differences associated with its investments in subsidiaries. At December 31, 2019, Pembina has not recorded a deferred tax asset or liability for these temporary differences (2018: nil) as Pembina controls the timing of the reversal and it is not probable that the temporary differences will reverse in the foreseeable future.
At December 31, 2019, Pembina had US$1.1 billion (2018: US$221 million) of U.S. tax losses that will expire after 2030 and $67 million (2018: $349 million) of Canadian tax losses that will expire after 2037. Pembina has determined that it is probable that future taxable profits will be sufficient to utilize these losses.